DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations
Schedule of Loss from discontinued operations

	December 31	December 31,
	2021	2020
Revenues	$16,464,160	$5,591,146
Cost of sales	(13,741,705)	(5,026,920)
Gross profit	2,722,455	564,226
Operating expenses:
General and Administrative	(281,460)	(150,945)
Selling expenses	(881,654)	(41,800)
Research and development	(6,959)	(34,695)
Total	1,552,382	$336,786
Other income (expense)
Interest income	$378	$20
Other (expense) income, net	66,871	(408)
Other finance expenses	(14,939)	(27)
Total	52,310	(415)
Loss from discontinued operations before income tax	1,604,692	336,371
Income tax provision	(593,389)	(103,218)
Income from discontinued operations before non-controlling interest	$1,011,303	$233,153
Less: Net loss attributable to non-controlling interest	—	111,404
Income from discontinued operation	$1,011,303	$121,749

Schedule of components of assets and liabilities

	December 31,	December 31,
	2021	2020
Cash	$866,075	$47,859
Accounts receivable	2,990,419	726,845
Other current assets	7,041,322	46,915
Prepayments, net	2,644,553	1,459,948
Inventories	130,532	—
Property, plant and equipment, net	17,044	2,755
Other non-current assets	70,454	64,299
Total assets related to discontinued operations	13,760,399	2,348,621
Accounts payable	813,038	724,022
Other payables and accrued expenses	794,599	100,657
Operating lease liabilities-current	20,621	58,422
Customer deposits	865,717	947,687
Tax payables	2,334,922	228,129
Other non-current liabilities	29,051	—
Total liabilities related to discontinued operations	$4,857,948	$2,058,917